UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31/09

Date of reporting period: 5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements (54.2%)
$275,000,000	Banc of America Securities LLC, 0.13%, 6/1/09, (Purchased on 5/29/09, proceeds at maturity $275,002,979, collateralized by a U.S. Government Security, (5.50%), (10/15/38), fair value $280,500,000)	$275,000,000
102,518,697	J.P. Morgan Securities, Inc., 0.14%, 6/1/09, (Purchased on 5/29/09, proceeds at maturity $102,519,892, collateralized by U.S. Government Securities, (4.50%-9.50%), (2/15/14-8/15/50), fair value $104,571,205)	102,518,697
50,000,000	Societe Generale New York, 0.17%, 6/1/09, (Purchased on 5/29/09, proceeds at maturity $50,000,708, collateralized by a U.S. Government Security, (5.00%), (10/15/34), fair value $51,000,000)	50,000,000
200,000,000	Societe Generale New York, 0.17%, 6/3/09, (Purchased on 5/29/09, proceeds at maturity $200,006,611, collateralized by U.S. Government Securities, (4.13%-6.00%), (1/20/26-8/15/38), fair value $204,000,000)	200,000,000

Total Repurchase Agreements		627,518,697

Commercial Paper (9.1%)
Banking (4.3%)
50,000,000	Citigroup Funding, Inc., 0.20%, 7/6/09(a)(b)	49,990,278
Diversified Manufacturing Operations (4.8%)
20,000,000	General Electric Capital Corp., 0.30%, 10/19/09(a)(b)	19,976,667
35,000,000	General Electric Capital Corp., 0.75%, 7/9/09(a)(b)	34,972,291

Total Commercial Paper		104,939,236

U.S. Treasury Obligations (36.7%)
U.S. Treasury Bill (36.7%)
	U.S. Treasury Bill
75,000,000	0.37%, 7/2/09(a)	74,976,104
75,000,000	0.27%, 7/2/09(a)	74,982,563
50,000,000	0.33%, 10/8/09(a)	49,941,771
75,000,000	0.38%, 2/11/10(a)	74,798,125
50,000,000	0.38%, 9/24/09(a)	49,939,306
50,000,000	0.43%, 9/10/09(a)	49,939,680
50,000,000	0.46%, 8/6/09(a)	49,957,833

Total U.S. Treasury Obligations		424,535,382

Total Investments (Cost $1,156,993,315)(c) — 100.0%		1,156,993,315

Liabilities in excess of other assets — 0.0%		(279,491)

Net Assets — 100.0%		$1,156,713,824

(a)	Rate represents the effective yield at purchase.
(b)	Under the Temporary Liquidity Guarantee Program, these securities are now considered FDIC Insured and are backed by the full faith and credit of the U.S. Government. This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Certificates of Deposit (13.5%)
Banking & Financial Services (13.5%)
$25,000,000	Barclays New York YCD, 1.60%, 7/7/09	$25,000,000
30,000,000	BNP Paribas NY YCD, 0.73%, 9/28/09	30,000,000
30,000,000	Calyon New York YCD, 0.97%, 8/20/09	30,000,000
30,000,000	Rabobank NY YCD, 0.98%, 11/3/09	30,000,000
30,000,000	Societe Generale YCD, 0.85%, 9/1/09	30,000,000
30,000,000	Toronto Dominion YCD, 0.95%, 9/30/09	30,000,000

Total Certificates of Deposit		175,000,000

Commercial Paper (33.1%)
Banking (5.3%)
9,000,000	Bank of America Corp., 0.19%, 6/2/09(a)	8,999,953
30,000,000	Bank of Nova Scotia, 0.55%, 7/6/09(a)	29,983,958
30,000,000	Svenska Handlesbank, Inc., 0.68%, 7/13/09(a)	29,976,200

		68,960,111

Chemicals (2.0%)
25,000,000	BASF AG, 1.09%, 6/29/09(a)(b)	24,979,000

Diversified Manufacturing Operations (2.3%)
30,000,000	Johnson & Johnson, 0.35%, 6/16/09(a)(b)	29,995,625

Financial Services (21.2%)
25,000,000	ABN AMRO Financial, 1.25%, 7/7/09(a)	24,968,750
25,000,000	American Honda Finance, 0.90%, 7/6/09(a)	24,978,125
30,000,000	BP Capital Markets Plc, 0.86%, 11/2/09(a)(b)	29,890,917
30,000,000	CBA (Delaware) Finance, 0.75%, 6/2/09(a)	29,999,375
25,000,000	Credit Suisse New York, 1.61%, 6/30/09(a)	24,967,778
25,000,000	Dexia Delaware LLC, 0.54%, 6/10/09(a)	24,996,625
25,000,000	ING (US) Funding, 1.62%, 6/1/09(a)	25,000,000
30,000,000	Nestle Capital Corp., 0.69%, 12/15/09(a)(b)	29,886,725
30,000,000	Nordea North America, Inc., 1.72%, 10/2/09(a)	29,825,750
30,000,000	Westpac Banking Corp., 0.48%, 11/23/09(a)(b)	29,930,000

		274,444,045

Retail (2.3%)
30,000,000	Wal-Mart Stores, Inc., 0.65%, 9/21/09(a)(b)	29,939,333

Total Commercial Paper		428,318,114

Corporate Bonds (1.6%)
Banking (1.2%)
5,000,000	Wachovia Mortgage FSB, 4.13%, 12/15/09	5,050,676

Security Brokers & Dealers (0.4%)
15,465,000	Merrill Lynch & Co., 4.25%, 2/8/10	15,329,058

Total Corporate Bonds		20,379,734

U.S. Government Agency Securities (20.6%)
30,000,000	Federal Farm Credit Bank, 0.21%, 10/9/09(c)	29,992,395
	Federal Home Loan Bank
10,000,000	0.50%, 6/4/09(c)	10,000,000
40,000,000	0.68%, 4/14/10(c)	40,010,422
30,000,000	0.79%, 2/19/10(c)	30,028,464
30,000,000	0.85%, 3/5/10(c)	30,000,000
	Federal Home Loan Mortgage Corp
24,000,000	0.29%, 9/21/09(c)	23,995,478
12,775,000	0.37%, 9/28/09(c)	12,767,861
30,000,000	0.60%, 9/1/09(a)	29,954,000
30,000,000	0.62%, 9/21/09(a)	29,942,133
30,000,000	Federal National Mortgage Association, 0.52%, 8/20/09(a)	29,965,333

Total U.S. Government Agency Securities		266,656,086

Repurchase Agreements (31.2%)
200,000,000	Banc of America Securities LLC, 0.13%, 6/1/09, (Purchased on 5/29/09, proceeds at maturity $200,002,167, collateralized by U.S. Government Securities, (0.00%-5.50%), (9/11/09-5/4/37), fair value $204,000,165)	200,000,000
204,231,289	J.P. Morgan Securities, Inc., 0.13%, 6/1/09, (Purchased on 5/29/09, proceeds at maturity $204,233,502, collateralized by U.S. Government Securities, (0.70%-7.63%), (6/2/09-9/9/24), fair value $208,320,159)	204,231,289

Total Repurchase Agreements		404,231,289

Total Investments (Cost $1,294,585,223)(d) — 100.0%		1,294,585,223

Liabilities in excess of other assets — 0.0%		(51,576)

Net Assets — 100.0%		$1,294,533,647

(a)	Rate represents the effective yield at purchase.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Concluded

May 31, 2009

(Unaudited)

(b)		Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)		Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2009. The date presented reflects the final maturity date.
(d)		Cost and value for federal income tax and financial reporting purposes are the same.
YCD	—	Yankee Certificate of Deposit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (74.6%)
California (3.8%)
$25,000,000	California State Department Water Resource Power Supply Revenue, Series C, 0.20%, 5/1/22, Enhanced by: LOC(a)	$25,000,000

Colorado (3.8%)
8,500,000	Broomfield Colorado Urban Renewal, 0.34%, 12/1/30, Enhanced by: LOC(a)	8,500,000
10,000,000	Castle Rock Colorado CTFS Partner, 0.30%, 9/1/37, Enhanced by: LOC(a)	10,000,000
6,450,000	Denver Colorado City & County Airport Revenue, 0.42%, 11/15/25, Enhanced by: LOC, AMT(a)	6,450,000

		24,950,000

Florida (3.4%)
13,000,000	Broward County Florida School Board Certificate Participation, Series B, 1.40%, 7/1/31, Insured by: FSA(a)	13,000,000
5,000,000	Leesburg Florida Hospital Revenue, Series B, 0.34%, 7/1/36, Enhanced by: LOC(a)	5,000,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.30%, 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000

		22,590,000

Georgia (1.3%)
8,210,000	DeKalb County Georgia Development Authority Revenue, 0.35%, 6/1/22, Enhanced by: LOC(a)	8,210,000

Illinois (4.3%)
8,200,000	Cook County Illinois Revenue, 0.43%, 5/1/35, Enhanced by: LOC(a)	8,200,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 0.35%, 3/1/33, Enhanced by: LOC(a)	7,500,000
5,500,000	Illinois Financial Authority Revenue Chicago Historical Society, 0.25%, 1/1/36, Enhanced by: LOC(a)	5,500,000
6,700,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.35%, 11/15/33, Enhanced by: LOC(a)	6,700,000

		27,900,000

Indiana (4.6%)
17,300,000	Indiana Municipal Power Agency Supply System Revenue, Series A, 0.50%, 1/1/18, Enhanced by: LOC(a)	17,300,000
12,600,000	Indiana State Development Financial Authority Revenue, 0.35%, 8/1/31, Enhanced by: LOC(a)	12,600,000

		29,900,000

Kentucky (1.9%)
7,000,000	Boone County Kentucky Pollution Control Revenue, Series A, 0.23%, 8/1/27, Enhanced by: LOC(a)	7,000,000
5,600,000	Jeffersontown Kentucky Lease Program Revenue, 0.33%, 3/1/30, Enhanced by: LOC(a)	5,600,000

		12,600,000

Louisiana (6.7%)
12,200,000	East Baton Rouge Parish Louisiana, Series A, 0.50%, 8/1/30, Enhanced by: LOC(a)	12,200,000
19,000,000	Louisiana Local Government Environment Facilities Community Development Authority Revenue, 1.55%, 10/1/26, Insured by: FSA(a)	19,000,000
6,500,000	Louisiana Public Facilities Authority Revenue, 0.16%, 7/1/31, Enhanced by LOC(a)	6,500,000
6,250,000	Louisiana Public Facilities Authority Revenue, 0.20%, 7/1/31, Enhanced by: LOC(a)	6,250,000

		43,950,000

Michigan (1.1%)
5,800,000	Detroit Michigan Sewer Disposal Revenue, 4.00%, 7/1/27, Insured by: FSA(a)	5,800,000
1,455,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, 0.30%, 1/1/14, Enhanced by: LOC, AMT(a)	1,455,000

		7,255,000

Missouri (4.9%)
6,605,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.40%, 11/1/18, Enhanced by: LOC(a)	6,605,000
6,600,000	Missouri State Health & Educational Facilities Authority, 0.27%, 2/1/31, Enhanced by: LOC(a)	6,600,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Missouri, continued:
$18,675,000	Missouri State Health And Educational Facilities Authority Health Facilities Revenue, Series C, 0.10%, 5/15/38(a)	$18,675,000

		31,880,000

New Mexico (2.8%)
18,400,000	Farmington New Mexico Pollution Control Revenue, Series A, 0.15%, 5/1/24, Enhanced by: LOC(a)	18,400,000

New York (3.5%)
22,625,000	Nassau County New York Tobacco Settlement Corp., 6.60%, 7/15/39	22,974,821

North Carolina (0.5%)
3,550,000	North Carolina Capital Facilities Finance Agency EDL Facilities Revenue, 0.50%, 6/1/27, Enhanced by: LOC(a)	3,550,000

Ohio (1.4%)
8,870,000	Columbus Ohio General Obligation, 5.50%, 7/1/09	8,903,491

Oregon (1.7%)
10,900,000	Oregon State Facilities Authority Revenue, 0.20%, 8/1/34, Enhanced by: LOC(a)	10,900,000

Pennsylvania (7.5%)
20,325,000	Delaware River Joint Toll Bridge Community Pennsylvania Bridge Revenue, Series B, 0.90%, 7/1/32, Enhanced by: LOC(a)	20,325,000
10,000,000	Emmaus Pennsylvania General Authority Revenue, 0.25%, 3/1/24, Enhanced by: LOC(a)	10,000,000
10,000,000	Emmaus Pennsylvania General Authority Revenue, 0.25%, 3/1/24, Enhanced by: LOC(a)	10,000,000
9,085,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, 2.85%, 4/1/37, Enhanced by: LOC(a)	9,085,000

		49,410,000

South Carolina (0.5%)
3,050,000	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, 0.30%, 11/1/31, Enhanced by: LOC(a)	3,050,000

Tennessee (5.3%)
27,700,000	Clarksville Tennessee Water Sewer & Gas Revenue, 1.75%, 2/1/25, Insured by: FSA(a)	27,700,000
7,245,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.35%, 11/1/27, Enhanced by: LOC(a)	7,245,000

		34,945,000

Texas (4.7%)
15,400,000	Austin Texas Water And Wastewater System Revenue, 0.80%, 5/15/31, Enhanced by: LOC(a)	15,400,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 0.40%, 11/1/15, Enhanced by: LOC, AMT(a)	8,000,000
7,500,000	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, 0.30%, 6/1/29, Enhanced by: LOC(a)	7,500,000

		30,900,000

Utah (3.0%)
10,000,000	Emery County Utah Pollution Control Revenue, 0.35%, 7/1/15, Enhanced by: LOC(a)	10,000,000
10,000,000	Emery County Utah Pollution Control Revenue, 0.29%, 11/1/24, Enhanced by: LOC(a)	10,000,000

		20,000,000

Virginia (1.8%)
11,830,000	Falls Church Virginia Economic Development Authority Revenue, 0.30%, 7/1/31, Enhanced by: LOC(a)	11,830,000

Washington (1.3%)
8,700,000	Washington State Health Care Facilities Authority Lease Revenue, 0.30%, 1/1/32, Enhanced by: LOC(a)	8,700,000

Wisconsin (3.5%)
3,410,000	Beaver Dam Wisconsin Development Revenue, 0.39%, 12/1/36, Enhanced by: LOC(a)	3,410,000
6,375,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.39%, 9/1/40, Enhanced by: LOC(a)	6,375,000
5,980,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.14%, 8/15/33, Enhanced by: LOC(a)	5,980,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Wisconsin, continued:
$7,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.35%, 3/1/36, Enhanced by: LOC(a)	$7,500,000

		23,265,000

Wyoming (1.3%)
8,200,000	Sweetwater County Wyoming Pollution Control Revenue, 0.24%, 7/1/15, Enhanced by: LOC(a)	8,200,000

Total Municipal Bonds		489,263,312

Commercial Paper (20.6%)
Florida (4.9%)
20,000,000	City of Cape Coral Florida, 0.55%, 6/17/09, Enhanced by: LOC	20,000,000
12,000,000	Palm Beach Florida, 0.54%, 8/5/09, Enhanced by: LOC	12,000,000

		32,000,000

Illinois (3.1%)
15,000,000	Illinois Education, 0.90%, 6/25/09, Enhanced by: LOC	15,000,000
5,000,000	Illinois Education, 0.55%, 8/20/09, Enhanced by: LOC	5,000,000

		20,000,000

Massachusetts (5.3%)
25,000,000	Massachusetts General Obligation, 0.40%, 6/12/09	25,000,000
10,000,000	Massachusetts School Building, 0.47%, 9/16/09, Enhanced by: LOC	10,000,000

		35,000,000

New York (3.1%)
20,000,000	Metro Transit Authority New York, 0.90%, 6/25/09, Enhanced by: LOC	20,000,000

Pennsylvania (1.5%)
10,000,000	Delaware County Pennsylvania, 0.50%, 8/13/09, Enhanced by: LOC	10,000,000

Texas (0.9%)
6,000,000	University of Texas Revenue Finance, 0.45%, 8/20/09	6,000,000

Virginia (0.9%)
5,995,000	Pennsylvania Port Authority, 0.50%, 7/14/09, Enhanced by: LOC	5,995,000

Washington (0.9%)
6,000,000	Port Seattle Washington, 0.60%, 8/13/09, Enhanced by: LOC	6,000,000

Total Commercial Paper		134,995,000

Investment Companies (4.3%)
14,807	Goldman Sachs Financial Square Funds -Tax-Free Money Market Fund	14,807
28,297,334	SEI Tax-Exempt Trust Institutional Tax Free, Class A	28,297,334

Total Investment Companies		28,312,141

Total Investments (Cost $652,570,453)(b) — 99.5%		652,570,453

Other assets in excess of liabilities — 0.5%		3,046,834

Net Assets — 100.0%		$655,617,287

(a)		Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2009. The date presented reflects the final maturity date.
(b)		Cost and value for federal income tax and financial reporting purposes are the same.
AMT	—	Alternative Minimum Tax
FSA	—	Financial Security Assurance
LOC	—	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (91.5%)
Arizona (2.3%)
$750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	$743,265
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/09 @ 100*	15,024

		758,289

California (0.5%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,742
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101, Insured by: FGIC	10,964
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/10 @ 100, Insured by: MBIA*	78,608
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Insured by: FSA	15,128
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101, Insured by: AMBAC*	25,309
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/09 @ 100.5, Insured by: MBIA*	10,151
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101, Insured by: FGIC*	10,159

		161,061

Florida (0.1%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/10 @ 100, Insured by: MBIA*	25,261
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100, Insured by: FSA*	20,357

		45,618

Georgia (1.3%)
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101, Insured by: AMBAC	25,942
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 1/1/10 @ 100, Insured by: MBIA*	20,886
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	388,227

		435,055

Hawaii (2.4%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: FSA*	812,415

Illinois (7.3%)
500,000	Du Page County Illinois Community School District, 5.00%, 10/1/19, Callable 10/1/18 @ 100, FSA	556,545
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101, Insured by: FSA*	258,338
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC*	303,043
15,000	University of Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,195
670,000	Will County Illinois Community High School Dist. No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	769,140
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC*	536,895

		2,439,156

Indiana (4.8%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	404,165
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	314,281
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	871,499

		1,589,945

Iowa (4.9%)
720,000	Bettendorf, Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	729,792
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: MBIA*	838,102

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Iowa, continued:
$50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100, Insured by: FSA*	$51,163

		1,619,057

Kansas (0.8%)
250,000	University of Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100, Insured by: AMBAC	253,063

Kentucky (0.0%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: FSA*	5,388
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: FSA*	10,478

		15,866

Louisiana (0.1%)
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Insured by: FGIC	25,010

Maryland (1.9%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	621,516

Massachusetts (2.0%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	655,039

Michigan (5.1%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	527,955
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF	121,365
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100	609,564
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/09 @ 100, Insured by: AMBAC*	404,368
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Continuously Callable @ 100*	25,148

		1,688,400

Minnesota (2.3%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	759,127

Mississippi (0.2%)
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100, Insured by: FSA	63,232

Missouri (0.1%)
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Continuously Callable @ 100	25,051
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 2/15/10 @ 100, Insured by: AMBAC*	5,005

		30,056

Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,463

New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	28,791

North Carolina (2.3%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	760,072

Oklahoma (3.5%)
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100, Insured by: AMBAC*	200,924
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	501,615
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA*	310,103

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Oklahoma, continued:
$150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	$156,808

		1,169,450

Oregon (2.4%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	811,207

Pennsylvania (7.6%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	816,788
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*	50,621
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 11/15/09 @ 100, Insured by: Connie Lee, ETM(a)*	10,256
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	838,095
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	796,080

		2,511,840

Rhode Island (0.2%)
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Insured by: FSA	60,214

Tennessee (2.2%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	747,180

Texas (21.3%)
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/09 @ 100*	30,087
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/10 @ 100, Insured by: AMBAC*	265,287
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100, Insured by: FGIC	79,856
95,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable 2/15/10 @ 100, Insured by: PSF-GTD*	95,257
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100, Insured by: PSF-GTD*	502,420
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	170,815
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100, Insured by: PSF-GTD*	138,121
750,000	Harris County Texas General Obligation, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	791,782
100,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/10 @ 100, Insured by: MBIA*	100,245
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	821,010
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD*	225,821
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD	5,343
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,146
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	564,976
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Callable 7/1/09 @ 100, Insured by: AMBAC*	49,939
500,000	San Angelo Texas Independent School District, Series A, 4.00%, 2/15/16, Insured by: Assured GTY	532,145
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Continuously Callable @ 100, Insured by: FSA*	50,248
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100, Insured by: FSA*	207,446
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	488,520
750,000	Williamson County Texas Pass-Through Toll Bond, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	822,540

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	$1,134,336

		7,081,340

Virginia (2.3%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	760,650

Washington (6.1%)
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC*	321,063
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	838,260
750,000	Washington State, GO, Series C, 5.00%, 1/1/17, Insured by: AMBAC	858,225

		2,017,548

West Virginia (0.0%)
5,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Continuously Callable @ 100, ETM(a)	4,959

Wisconsin (7.4%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,499
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100	605,742
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	268,188
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100	620,773
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: FSA*	943,058

		2,458,260

Total Municipal Bonds		30,393,879

Investments in Affiliates (7.6%)
2,520,588	Cavanal Hill Tax-Free Money Market Fund	2,520,588

Total Investments in Affiliates		2,520,588

Total Investments (Cost $31,840,505)(b) — 99.1%		32,914,467

Other assets in excess of liabilities — 0.9%		295,596

Net Assets — 100.0%		$33,210,063

*		Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(a)		Security was fair valued at May 31, 2009, using procedures approved by the Board of Trustees.
(b)		Represents cost for financial reporting purposes.
AMBAC	—	American Municipal Bond Assurance Corp.
GTY	—	Guaranty
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Corporation
FSA	—	Financial Security Assurance
GO	—	General Obligations Bond
MBIA	—	Municipal Bond Insurance Association
PSF-GTD	—	Public School Fund Guaranteed
Q-SBLF	—	Qualified School Bond Loan Fund

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.0%)
$130,105	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$128,019
251,432	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	247,642
1,000,000	Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35(a)(b)	125,000
246,127	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	230,370
138,018	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)	136,201
44,059	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32(b)	27,629

Total Asset Backed Securities		894,861

Mortgage Backed Securities (83.7%)
209,235	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	206,688
385,477	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	383,000
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.58%, 5/25/35(b)	42,300
188,545	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 4.61%, 3/25/35(b)	145,394
550,000	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36	241,077
392,600	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	389,847
41,635	Banc of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	41,219
240,187	Banc of America Mortgage Securities, Series 2004-F, Class 2A7, 4.15%, 7/25/34(b)	240,187
67,919	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 4.23%, 6/25/34(b)	58,422
126,073	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 4.66%, 7/25/33(b)	112,600
85,268	Banc of America Mortgage Securities, Series 2003-H, Class 2A3, 5.16%, 9/25/33(b)	73,272
209,854	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	209,700
108,181	Banc of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	100,163
101,564	Banc of America Mortgage Securities, Series 2006-A, Class 2A1, 5.43%, 2/25/36(b)	70,134
60,585	Banc of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	56,348
69,283	Banc of America Mortgage Securities, Series 2006-B, Class 2A1, 6.09%, 11/20/46(b)	43,335
86,996	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.63%, 10/25/35(b)	65,020
36,379	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.94%, 9/25/34(b)	21,550
104,477	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.96%, 1/25/35(b)	76,675
215,796	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 5.07%, 10/25/36(b)	118,232
31,396	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.47%, 7/25/35(b)	17,878
419,273	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 5.75%, 2/25/36(b)	214,404
343,655	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.58%, 3/25/31(b)	315,000
41,514	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	41,059
46,443	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13	38,275
103,458	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	102,763
52,121	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	52,040
501,116	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	426,409
4,592	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	4,588
105,041	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	84,548
27,042	Chaseflex Trust, Series 2006-2, Class A1A, 5.59%, 9/25/36(b)	25,836
48,310	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	41,154
73,414	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	69,261
65,160	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	64,856

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$142,113	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	$138,503
48,852	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 1A1, 5.25%, 1/25/34	45,944
282,870	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	283,019
109,783	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	108,980
151,893	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	111,104
168,150	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.67%, 8/25/35(b)	119,812
15,261	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	15,276
27,556	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	25,812
293,220	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	269,569
68,905	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	60,851
5,650	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	5,665
87,539	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 2.75%, 7/20/35(b)	27,943
53,077	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	46,924
353,439	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	330,875
203,835	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	180,428
217,904	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	142,524
135,472	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	88,196
150,507	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	91,806
65,110	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	51,207
112,500	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	71,129
633,638	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	385,293
113,501	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	81,015
222,567	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	163,065
105,457	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 0.56%, 1/15/34(b)	49,187
126,238	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	121,441
282,431	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.71%, 8/25/34(b)	226,389
95,203	Countrywide Home Loans, Series 2003-58, Class 2A2, 5.09%, 2/19/34(b)	79,147
32,539	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	32,579
3,139	Countrywide Home Loans, Series 2003-42, Class 1A1, 5.40%, 9/25/33(b)	2,847
56,568	Countrywide Home Loans, Series 2003-60, Class 2A1, 5.41%, 2/25/34(b)	45,977
35,510	Countrywide Home Loans, Series 2003-14, Class A2, 5.50%, 6/25/33	35,485
37,414	Countrywide Home Loans, Series 2003-J5, Class 1A1, 5.50%, 7/25/33	37,502
428,329	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	407,343
33,920	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	33,880
115,117	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	112,185
285,153	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	225,317
1,100,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	619,566
325,147	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 4.33%, 11/25/32(b)	113,844
281,661	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.58%, 11/25/34(b)	236,362

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$57,176	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.99%, 2/25/33(b)	$50,692
62,760	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	52,346
125,307	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	118,143
28,773	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	28,580
149,553	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	144,134
178,639	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 8A2, 5.50%, 12/25/34	168,112
18,126	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	14,655
261,498	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	221,166
217,333	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	203,274
109,489	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	105,321
254,080	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	144,831
169,048	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	156,294
72,235	Credit Suisse Mortgage Capital Certificates, Series 2006-1, Class 3A20, 5.75%, 2/25/36	71,346
37,442	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 0.41%, 10/25/36(b)	31,696
106,683	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34	69,573
49,084	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36	27,735
81,373	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	83,051
24,480	Fannie Mae, 4.35%, 6/1/19, Pool #91574(b)	24,780
18,694	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	19,333
82,040	Fannie Mae, 4.44%, 12/1/22, Pool #303247(b)	82,480
44,138	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	45,837
59,425	Fannie Mae, 4.60%, 6/1/32, Pool #725286(b)	60,764
73,534	Fannie Mae, 4.63%, 7/1/27, Pool #123496(b)	73,437
308,096	Fannie Mae, 4.88%, 1/1/35, Pool #805386(b)	316,806
85,283	Fannie Mae, 4.97%, 2/1/30, Pool #556998(b)	86,209
8,097	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	8,296
116,628	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	117,906
30,555	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	30,852
180,551	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(b)	185,325
106,225	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	108,903
235,083	Fannie Mae, 5.76%, 7/1/36, Pool #805386(b)	244,798
27,889	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	28,987
432,731	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	447,732
6,635	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	6,932
16,605	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	16,949
158,639	Fannie Mae, Series 2006-63, Class AE, 6.50%, 10/25/33	162,758
23,439	Fannie Mae, Series 1993-255, Class C, 6.55%, 12/25/23	23,544
64,967	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31	56,012
1,250	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	1,365
14,323	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	15,338
342	Fannie Mae, 7.50%, 10/1/09, Pool # 303057	348
68,826	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	71,502
4,742	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	5,135
22,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	23,822
8,942	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	9,528

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$68,161	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31	$64,539
4,806	First Horizon ABS Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	4,595
77,681	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 5.32%, 9/25/34(b)	52,355
208,520	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	195,841
398,681	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	301,197
182,150	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	120,478
329,629	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	319,571
109,739	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 2A1, 5.00%, 3/25/18	109,088
78,078	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.34%, 10/25/35(b)	48,727
9,972	Freddie Mac, 2.50%, 3/1/17, Pool #350044(b)	9,928
36,309	Freddie Mac, Series 1228, Class M, 2.58%, 3/15/22(b)	36,826
86,053	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	87,242
41,050	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	42,117
15,177	Freddie Mac, Series 2835, Class DG, 4.50%, 12/15/20	15,200
8,753	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	8,839
78,019	Freddie Mac, 5.81%, 4/1/36, Pool #1N0148(b)	80,997
23,164	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	24,417
60,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	63,634
21,985	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	23,213
30,788	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	30,821
6,599	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	6,717
5,654	Freddie Mac, Series 1558, Class D, 6.50%, 7/15/23	5,713
7,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	7,262
10,197	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	10,848
18,685	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	20,011
4,696	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	5,088
13,713	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	13,709
6,517	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	6,966
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,117
1,011	Freddie Mac, 8.00%, 12/1/09, Pool #182015	1,026
18,066	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	19,804
12,932	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	13,858
2,221,397	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.18%, 11/25/34(b)	990,106
148,761	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	147,126
104,443	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, 4/25/34	99,122
586,082	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.30%, 11/19/35(b)	420,614
228,700	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	229,144
66,174	Government National Mortgage Assoc., 3.75%, 5/20/34, Pool #80916(b)	67,280
35,503	Government National Mortgage Assoc., 4.00%, 11/20/29, Pool #876947(b)	35,909
22,348	Government National Mortgage Assoc., 4.13%, 12/20/18, Pool #8437(b)	22,794
10,869	Government National Mortgage Assoc., 4.13%, 12/20/21, Pool #8889(b)	11,100
11,307	Government National Mortgage Assoc., 4.13%, 12/20/27, Pool #80141(b)	11,438
11,146	Government National Mortgage Assoc., 4.25%, 3/20/29, Pool #80263(b)	11,320
22,173	Government National Mortgage Assoc., 4.38%, 1/20/23, Pool #8123(b)	22,641
20,280	Government National Mortgage Assoc., 4.38%, 1/20/25, Pool #8580(b)	20,752
25,989	Government National Mortgage Assoc., 4.38%, 1/20/25, Pool #8585(b)	26,709
10,582	Government National Mortgage Assoc., 4.38%, 3/20/26, Pool #8832(b)	10,796

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$10,662	Government National Mortgage Assoc., 4.50%, 2/20/16, Pool #8103(b)	$10,891
24,073	Government National Mortgage Assoc., Series 2001-62, Class PG, 6.00%, 1/20/31	24,263
50,136	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	51,285
1,349	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	1,430
614	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	655
9,080	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	9,231
511	Government National Mortgage Assoc., 7.00%, 9/15/09, Pool #380616	539
531	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	575
653	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	709
977	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	1,068
123,977	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	122,849
317,396	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.56%, 11/25/35(b)	248,278
212,434	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 5.20%, 4/25/35(b)	131,872
344,521	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	314,645
166,744	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	166,718
214,829	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	179,818
68,643	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	65,727
343,865	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 5.23%, 1/19/35(b)	231,607
126,439	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 5.31%, 12/19/35(b)	82,352
25,081	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	20,964
267,805	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.41%, 8/25/34(b)	198,374
28,065	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 5.17%, 10/25/34(b)	20,230
57,744	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 5.20%, 8/25/34(b)	36,795
324,947	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 5.88%, 9/25/36(b)	184,274
147,562	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 5.94%, 7/25/36(b)	86,200
167,078	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 6.08%, 8/25/36(b)	69,882
199,852	J.P. Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.90%, 4/25/35(b)	189,927
50,000	J.P. Morgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 4.98%, 10/25/35(b)	32,435
84,068	J.P. Morgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.20%, 9/25/35(b)	56,490
61,072	J.P. Morgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.95%, 8/25/36(b)	49,996
461,840	J.P. Morgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.75%, 12/25/36	105,689
83,742	J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.16%, 7/25/35(b)	71,398
116,845	J.P. Morgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	110,001
100,518	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	79,349
140,055	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	99,156
110,500	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 4.37%, 4/21/34(b)	97,317
20,833	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	18,060
928,617	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	803,544
57,317	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	50,018
23,385	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	19,472

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$14,905	Master Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 5/25/18	$14,893
374,612	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	370,224
258,084	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	257,675
254,807	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	250,732
123,681	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	125,324
145,732	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	148,761
133,408	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.20%, 9/25/17(b)	130,073
83,485	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.33%, 7/25/34(b)	57,330
11,483	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 4.56%, 2/25/34(b)	9,655
144,885	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 4.62%, 12/25/34(b)	129,310
255,462	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.52%, 8/25/34(b)	167,808
146,801	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.78%, 8/25/34(b)	107,230
143,147	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 5.42%, 8/25/35(b)	74,638
635,000	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36	241,587
2,968	Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 3/15/30	2,971
489,775	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	476,985
120,000	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	117,014
186,802	RAAC, Series 2004-SP2, Class A1, 5.99%, 1/25/17(b)	181,857
232,316	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	214,489
96,390	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	85,405
159,211	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	158,860
341,282	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.35%, 9/25/34(b)	243,372
88,889	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 5.94%, 1/25/36(b)	47,815
225,772	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	124,881
112,077	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	114,879
89,871	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	88,433
17,739	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	17,491
827,314	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	608,589
313,530	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.14%, 9/25/33	142,327
153,280	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	155,538
107,200	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	100,868
152,167	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	94,578
179,078	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	109,121
140,451	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	104,488
181,856	Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 6/25/18	180,185
913,681	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	649,947
153,117	Residential Funding Mortgage Securities I, Series 2002-S20, Class A1, 4.00%, 12/25/17	151,875
93,224	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	89,576
55,680	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	52,911
249,387	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	227,572

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$127,816	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	$127,664
226,147	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	201,591
249,696	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	195,418
237,187	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	217,100
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 5.73%, 5/25/35	157,326
152,208	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.96%, 11/25/34(b)	108,085
728,790	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 4.01%, 4/25/34(b)	563,167
201,078	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 4.76%, 6/25/34(b)	162,613
164,862	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 5.11%, 12/25/34(b)	100,070
12,570	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 5.13%, 2/25/34(b)	10,260
101,178	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 5.25%, 12/25/35(b)	55,826
81,070	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 4.48%, 12/27/35(b)	56,970
470,688	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	469,621
106,216	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 5.21%, 7/25/33(b)	84,125
289,428	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	287,552
1,483,278	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	1,209,511
450,184	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	403,759
231,220	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	221,209
3,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,838
1,044	Summit Mortgage Trust, Series 2001-1, Class B1, 7.03%, 12/28/12(b)	1,044
609,682	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	326,027
51,216	WAMU Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.86%, 7/25/44(b)	24,394
678,684	WAMU Mortgage Pass-Through Certificates, Series 2003-S8, Class A4, 4.50%, 9/25/18	637,149
22,988	WAMU Mortgage Pass-Through Certificates, Series 2003-S2, Class A2, 5.00%, 5/25/18	22,967
70,233	Washington Mutual, Series 2004-AR3, Class A2, 3.15%, 6/25/34(b)	58,994
230,046	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	209,417
100,798	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	99,144
89,095	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	87,634
13,465	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	13,441
13,410	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	13,387
36,594	Washington Mutual, Series 2006-AR8, Class 1A1, 5.84%, 8/25/46(b)	28,643
1,013,983	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	1,014,580
369,232	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 4.83%, 10/25/35(b)	275,768
855,008	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.60%, 11/25/36	603,526
726,540	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8, Class A2, 5.87%, 10/25/36	672,587
186,955	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.93%, 9/25/36(b)	139,557
53,916	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	53,900

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Concluded

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$195,519	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS7, Class 2A1, 5.50%, 0/25/17	$195,302
122,944	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	121,334
29,158	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 3A1A, 6.25%, 7/25/36	28,357
153,104	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	134,045
68,708	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 4.41%, 12/25/34(b)	60,564
140,631	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.53%, 6/25/34(b)	124,637
284,512	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 4.55%, 2/25/35(b)	253,895
58,302	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 3.77%, 5/25/35(b)	50,400
168,743	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 4.19%, 10/25/35(b)	146,506
62,861	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 5.09%, 7/25/34(b)	53,351
71,631	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 5.24%, 4/25/36(b)	57,917
113,857	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	113,519
61,638	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	61,729
6,408	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	6,395
234,877	Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A4, 5.50%, 1/25/34	233,607

Total Mortgage Backed Securities		38,496,219

Corporate Bonds (7.4%)
Diversified Financial Services (2.2%)
1,000,000	Associates Corp. of North America, 7.95%, 2/15/10	1,009,186

Financial Services (4.4%)
225,000	Genworth Global Funding, 0.93%, 11/27/09(b)	217,166
2,000,000	Lehman Brothers Holdings, 6.00%, 7/19/12(c)	295,000
1,500,000	Preferred Term Securities IV, 4.91%, 6/24/34, Continuously Callable @ 100(b)(d)	435,000
500,000	Preferred Term Securities IX, 3.03%, 4/3/33, Continuously Callable @ 100(a)(b)	65,000
688,757	Preferred Term Securities V, 3.33%, 4/3/32, Continuously Callable @ 100(b)(d)	275,503
957,747	Preferred Term Securities XXIII, 6.15%, 12/22/36(a)	689,099
2,564,932	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 2.47%, 8/5/36(a)(b)	76,948

		2,053,716

Insurance (0.8%)
350,000	MetLife, Inc., 6.75%, 6/1/16	356,159

Total Corporate Bonds		3,419,061

Investments in Affiliates (7.0%)
3,203,506	Cavanal Hill Cash Management Fund	3,203,506

Total Investments in Affiliates		3,203,506

Total Investments (Cost $62,592,554)(e) — 100.1%		46,013,647
Liabilities in excess of other assets — (0.1)%		(38,230)

Net Assets — 100.0%		$45,975,417

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2009. The date presented reflects the final maturity date.
(c)	Issuer has defaulted on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Represents cost for financial reporting purposes.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.5%)
$28,912	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$28,449
142,478	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	140,330
750,000	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)	52,500
172,289	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	161,259
125,912	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	106,180
60,008	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)	59,218

Total Asset Backed Securities		547,936

Mortgage Backed Securities (59.4%)
162,122	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35	109,086
115,654	Banc of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	104,468
1,108	Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	1,107
50,440	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.21%, 11/20/34(b)	31,811
118,525	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	113,080
166,818	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	164,029
146,914	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.91%, 10/25/33(b)	136,465
121,825	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.94%, 11/25/34(b)	93,204
34,486	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	34,254
194,372	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	160,023
222,559	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	155,096
6,964	Citicorp Mortgage Securities, Inc., Series 2003-9, Class A14, 5.50%, 10/25/33	6,953
138,707	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	136,669
41,739	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	33,659
26,631	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	25,407
132,236	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	108,971
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	82,085
135,847	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	102,305
388,406	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	268,676
386,892	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	288,695
126,418	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	109,589
63,183	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	52,676
333,493	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	202,786
126,476	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	116,654
190,936	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	185,894
156,906	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.71%, 8/25/34(b)	125,771
128,591	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	121,297
32,539	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	32,579
174,542	Countrywide Home Loans, Series 2004-2, Class 2A1, 5.27%, 2/25/34	158,800
16,960	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	16,940
77,601	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	65,718
122,342	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	119,742

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$109,325	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	$96,650
42,127	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	40,600
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	59,857
125,335	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	113,428
183,204	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	156,135
68,668	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	64,226
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	90,802
4,879	Fannie Mae, Series 1992-45, Class F, 2.65%, 4/25/22(b)	4,955
48,590	Fannie Mae, 4.09%, 9/1/33, Pool #739372(b)	49,566
12,191	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	12,584
40,987	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	41,665
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	34,447
19,779	Fannie Mae, 5.38%, 7/1/23, Pool #224951(b)	19,888
78,198	Fannie Mae, 5.49%, 1/1/37, Pool #906675(b)	81,640
159	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	169
31,623	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	33,870
2,372	Fannie Mae, 6.00%, 4/1/35, Pool #735503	2,503
18,850	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	20,425
14,751	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	15,885
46,842	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 7/25/14 @ 100	51,182
3,352	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	3,680
20,715	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	22,437
15,122	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	16,856
2,379	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	2,652
11,154	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	12,172
4,925	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	5,347
3,689	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	4,143
1,669	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,813
79,316	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	69,018
1,852	Freddie Mac, Series 1227, Class P, 2.70%, 3/15/22(b)	1,884
97,692	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	100,194
38,131	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	38,802
58,442	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	60,191
92,912	Freddie Mac, 5.33%, 8/1/34, Pool #755230(b)	97,654
5,422	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	5,811
17,422	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	17,472
33,929	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	35,955
47,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	49,679
70,840	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	72,961
18,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	18,990
37,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	39,241
62,814	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	66,323
20,033	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	20,028
23,796	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	26,014
17,893	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	19,232
18,175	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	19,671
8,843	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	9,473
18,511	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	19,633
7,532	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	8,352
29,846	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	31,981
42,763	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	46,877

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$5,554	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	$5,563
7,161	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	7,272
11,209	Freddie Mac, 9.00%, 5/1/16, Pool #170164	12,368
11,157	Freddie Mac, 9.00%, 6/1/16, Pool #170171	12,304
13,334	Freddie Mac, 9.00%, 9/1/16, Pool #170192	14,748
7,349	Freddie Mac, 9.50%, 6/1/16, Pool #274005	8,249
13,524	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	13,375
17,955	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	18,480
25,914	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	26,998
25,550	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	27,826
551	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	598
8,558	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	9,391
4,700	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	5,138
14,141	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	15,483
2,521	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,754
596	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	653
1,516	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,662
5,406	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	5,925
27,034	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	29,625
37,695	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	41,470
1,453	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,580
55,373	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	53,937
17,814	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	17,725
84,563	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.89%, 4/25/37(b)	42,962
355,000	J.P. Morgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.02%, 2/25/35(b)	234,749
665,000	J.P. Morgan Mortgage Trust, Series 2005-A6, Class 3A3, 5.20%, 9/25/35(b)	369,279
130,000	J.P. Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.55%, 10/25/36(b)	71,759
74,089	J.P. Morgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.76%, 4/25/36(b)	59,139
46,252	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	41,316
103,307	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	86,116
94,582	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	78,843
157,339	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	131,157
269,207	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	206,448
105,713	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	89,526
35,135	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	30,403
84,989	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	73,542
121,726	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	87,072
83,927	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	85,041
110,388	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36	96,904
159,550	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	143,097
197,313	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	139,196

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$289,432	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	$198,901
184,127	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35	124,189
145,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	75,865
93,430	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	79,415
63,820	Park Place Securities, Inc., Series 2005-WHQ4, Class A2C, 0.69%, 9/25/35(b)	59,365
30,283	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	27,160
186,802	RAAC, Series 2004-SP2, Class A1, 5.99%, 1/25/17(b)	181,857
101,765	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	95,055
150,781	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	146,139
48,825	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	48,717
101,365	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	85,572
116,848	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	88,220
249,578	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	198,882
107,468	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	101,073
114,000	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	41,933
70,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	30,340
255,114	Residential Asset Mortgage Products Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	225,178
209,020	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.14%, 9/25/33	94,885
101,064	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	102,552
182,235	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	130,405
280,695	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	142,306
548,208	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	389,968
91,985	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	84,328
80,849	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	78,714
61,991	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	60,315
58,402	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	58,270
162,974	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	156,497
10,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	9,986
20,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	15,377
122,581	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	122,352
1,079	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	1,115
269,587	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.36%, 3/25/34(b)	230,405
64,285	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	63,657
304,841	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	163,014
223,591	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	216,673
32,781	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	30,937
1,616	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	1,613
240,110	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	226,978
9,310	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	8,962
214,386	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	131,915
98,042	Wells Fargo Mortgage Backed Securities Trust, Series 2003-14, Class 1A1, 4.75%, 12/25/18	94,518

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$37,469	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.86%, 5/25/34(b)	$33,655
173,630	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	165,654
406,920	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	348,401
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	155,763

Total Mortgage Backed Securities		12,926,251

Corporate Bonds (21.5%)
Diversified Manufacturing Operations (5.7%)
1,250,000	General Electric Co., 5.25%, 12/6/17	1,238,114

Financial Services (8.9%)
650,000	Alesco Preferred Funding Ltd., Series 15A, Class C1, 2.38%, 12/23/37(a)(b)	45,500
1,000,000	American General Finance, 6.90%, 12/15/17	494,717
75,000	Household Finance Corp., 6.60%, 6/15/11	76,939
50,000	Household Finance Corp., 6.80%, 5/15/11	51,415
500,000	I-Preferred Term Securities, 3.37%, 12/11/32, Continuously Callable @ 100(a)(b)	100,000
500,000	Preferred Term Securities IX, 3.03%, 4/3/33, Continuously Callable @ 100(a)(b)	65,000
500,000	Preferred Term Securities XI, 2.92%, 9/24/33, Continuously Callable @ 100(a)(b)	50,000
957,747	Preferred Term Securities XXIII, 6.15%, 12/22/36(a)	689,099
978,113	Preferred Term Securities XXVI, 1.77%, 3/22/38, Callable 12/22/10 @ 100(b)(c)*	166,279
982,518	Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/12/12 @ 100(b)(c)*	137,553
2,137,443	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 2.47%, 8/5/36(a)(b)	64,123

		1,940,625

Insurance (0.9%)
200,000	MetLife, Inc., 6.75%, 6/1/16	203,520

Security Brokers & Dealers (4.6%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	460,729
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	228,871
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(d)	110
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	316,494

		1,006,204

Telecommunications (1.4%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/09 @ 101.37*	35,306
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	259,077

		294,383

Total Corporate Bonds		4,682,846

Taxable Municipal Bonds (5.1%)
Georgia (4.6%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/09 @ 100, Insured by: FSA*	1,012,240

Wisconsin (0.5%)
100,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/09 @ 100, Enhanced by : LOC*	100,765

Total Taxable Municipal Bonds		1,113,005

U.S. Treasury Obligations (7.6%)
	U.S. Treasury Notes
850,000	0.88%, 3/31/11	850,830
850,000	2.75%, 2/15/19	798,805

Total U.S. Treasury Obligations		1,649,635

Investments in Affiliates (3.2%)
682,891	Cavanal Hill Cash Management Fund	682,891

Total Investments in Affiliates		682,891

Total Investments (Cost $31,698,193)(e) — 99.3%		21,602,564

Other assets in excess of liabilities — 0.7%		151,618

Net Assets — 100.0%		$21,754,182

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2009. The date presented reflects the final maturity date.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Represents cost for financial reporting purposes.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded

May 31, 2009

(Unaudited)

*		Represents next call date. Additional subsequent call dates and amounts may apply to this security.
FSA	—	Financial Security Assurance
GO	—	General Obligations Bond
LOC	—	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.6%)
$14,456	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$14,224
134,097	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	132,076
750,000	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)	52,500
123,063	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	115,185
153,271	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.00%, 1/25/34	136,499
239,232	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	201,742
39,005	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)	38,492

Total Asset Backed Securities		690,718

Mortgage Backed Securities (59.3%)
120,967	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	117,829
113,979	Banc of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	89,790
111,144	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	57,274
95,000	Banc of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	72,864
92,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	83,558
158,035	Banc of America Mortgage Securities, Series 2003-6, Class 1A36, 5.25%, 8/25/33	141,930
240,000	Banc of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	208,783
187,123	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 5.70%, 11/25/36(b)	96,576
5,355	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	4,202
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	28,625
355,719	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	353,230
51,441	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	51,230
5,181	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	4,742
525,000	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36(c)	315,000
133,536	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	93,058
90,528	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	47,875
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	9,809
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	65,925
377,215	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	371,674
100,000	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	40,385
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	137,152
768,319	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	391,577
64,711	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	52,861
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	45,076
750,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	364,051
560,000	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	282,091
228,436	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	205,423
246,123	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	240,038
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	97,241
15,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	14,405
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	104,397
40,551	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	38,669
66,651	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	59,251

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	$9,821
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	19,153
250,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	168,693
109,752	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	90,357
98,340	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	97,513
103,227	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	90,517
639,483	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	421,979
400,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	225,297
6,202	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	6,150
42,127	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	40,600
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	52,308
333,582	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	215,786
123,248	Credit Suisse Mortgage Capital Certificate, Series 2006-8, Class 1A1, 4.50%, 10/25/21	76,857
6,928	Fannie Mae, 4.50%, 5/1/19, Pool #761398	7,155
41,150	Fannie Mae, 4.67%, 12/1/27, Pool #422279(b)	41,439
267,305	Fannie Mae, 4.92%, 2/1/33, Pool #683235(b)	274,806
3,560	Fannie Mae, 5.00%, 3/1/18, Pool #688031	3,712
10,491	Fannie Mae, 5.00%, 8/1/33, Pool #730856	10,782
10,395	Fannie Mae, 5.00%, 7/1/35, Pool #832198	10,668
6,792	Fannie Mae, 5.50%, 2/1/33, Pool #683351	7,059
2,778	Fannie Mae, 5.50%, 9/1/34, Pool #725773	2,882
70,665	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	73,012
719,333	Fannie Mae, 6.00%, 2/1/32, Pool #634200	753,539
52,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	54,919
78,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	84,427
84,273	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	91,239
7,678	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	8,168
76,450	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	85,663
184,674	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 5.29%, 8/25/42(b)	192,932
35,844	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32	28,018
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	284,610
80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	68,618
2,314	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	2,314
45,881	Freddie Mac, 3.22%, 4/1/24, Pool #409624(b)	46,093
97,692	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	100,193
117,282	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	120,883
51,000	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	51,703
27,154	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	28,960
33,118	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	35,273
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	69,127
5,778	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	6,060
47,110	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	49,742
129,905	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	138,821
88,632	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	93,138
17,289	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	18,440
10,662	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	11,285
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	153,080
31,515	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	33,771

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,685	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	$1,801
23,374	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33	17,538
155,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	146,200
20,525	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	22,288
47,382	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	51,722
24,418	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	26,743
7,492	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	8,191
4,416	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	4,563
24,915	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	27,067
14,457	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	15,905
762	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	838
9,210	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	9,996
1,714	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	1,902
53,350	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	53,342
330,000	J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36	193,456
880,000	J.P. Morgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.97%, 8/25/35(b)	530,695
175,991	J.P. Morgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.68%, 4/25/36(b)	129,389
74,407	J.P. Morgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.97%, 6/25/36(b)	52,065
113,532	J.P. Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	93,877
35,663	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	30,788
190,334	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	171,984
231,136	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	169,560
435,000	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	356,986
336,509	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	258,060
105,713	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	89,526
129,365	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	96,620
30,801	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	26,428
83,010	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	75,980
20,000	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	19,227
139,464	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	132,992
46,488	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	44,331
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	186,388
125,682	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	121,323
149,653	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 3.97%, 4/25/29(b)	109,939
200,163	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	179,521
72,981	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	69,103
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	375,555
732,490	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	678,927
100,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	43,343
67,376	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	68,368

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$750,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35(c)	$450,000
403,355	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 1/25/46	241,336
64,128	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	64,314
54,285	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.91%, 6/25/36(b)	35,914
62,156	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	47,472
250,701	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	244,003
31,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	30,955
156,583	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	143,322
83,817	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	44,646
152,420	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	81,507
712,000	Washington Mutual Mortgage Pass-Through, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	466,696
63,649	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	57,085
22,874	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	23,014
20,052	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	19,303
51,969	Wells Fargo Mortgage Backed Securities Trust, Series 2004-0, Class A1, 4.88%, 8/25/34(b)	47,082
141,748	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	139,489
225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	104,617

Total Mortgage Backed Securities		15,777,435

Corporate Bonds (18.8%)
Banking (1.4%)
381,000	J.P. Morgan Chase & Co., 7.00%, 11/15/09	388,084

Diversified Manufacturing Operations (2.8%)
750,000	General Electric Co., 5.25%, 12/6/17	742,868

Financial Services (5.8%)
500,000	Alesco Preferred Funding Ltd., Series 15A, Class C1, 2.38%, 12/23/37(a)(b)	35,000
500,000	American General Finance, 6.90%, 12/15/17	247,358
100,000	American International Group, Inc., 4.25%, 5/15/13(d)	46,913
545,000	General Electric Capital Corp., 5.45%, 1/15/13	551,797
500,000	I-Preferred Term Securities, 3.37%, 12/11/32, Continuously Callable @ 100(a)(b)	100,000
1,000,000	Preferred Term Securities IX, 3.03%, 4/3/33, Continuously Callable @ 100(a)(b)	130,000
500,000	Preferred Term Securities XI, 2.92%, 9/24/33, Continuously Callable @ 100(a)(b)	50,000
478,874	Preferred Term Securities XXIII, 6.15%, 12/22/36(a)	344,550
1,068,722	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 2.47%, 8/5/36(a)(b)	32,062

		1,537,680

Insurance (0.7%)
175,000	MetLife, Inc., 6.75%, 6/1/16	178,080

Security Brokers & Dealers (6.3%)
665,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	612,770
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	457,742
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	70
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	606,974

		1,677,556

Telecommunications (0.7%)
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/09 @ 101.37*	95,327

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Concluded

May 31, 2009

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Telecommunications, continued:
$126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/09 @ 101.37*	$88,971

		184,298

Telecommunications - Services & Equipment (1.1%)
250,000	Verizon Communications, 8.75%, 11/1/18	297,538

Total Corporate Bonds		5,006,104

Taxable Municipal Bonds (5.9%)
Georgia (3.8%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/09 @ 100, Insured by: FSA*	1,012,240

Missouri (1.7%)
500,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA/FNMA/FHLMC*	439,785

Wisconsin (0.4%)
115,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/09 @ 100, Enhanced by : LOC*	115,880

Total Taxable Municipal Bonds		1,567,905

U.S. Treasury Obligations (12.5%)
500,000	U.S. Treasury Bond,
	5.50%, 8/15/28	574,610
	U.S. Treasury Notes
975,000	0.88%, 3/31/11	975,952
700,000	2.75%, 2/15/19	657,839
1,000,000	4.63%, 2/15/17	1,101,875

Total U.S. Treasury Obligations		3,310,276

Investments in Affiliates (0.1%)
37,111	Cavanal Hill Cash Management Fund	37,111

Total Investments in Affiliates		37,111

Total Investments (Cost $35,074,712)(f) — 99.2%		26,389,549

Other assets in excess of liabilities — 0.8%		218,700

Net Assets — 100.0%		$26,608,249

(a)		Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)		Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2009. The date presented reflects the final maturity date.
(c)		Security was fair valued at May 31, 2009, using procedures approved by the Board of Trustees.
(d)		Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)		Issuer has defaulted on the payment of interest.
(f)		Represents cost for financial reporting purposes.
*		Represents next call date. Additional subsequent call dates and amounts may apply to this security.
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligations Bond
LOC	—	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks (50.6%)
Advertising (0.0%)
720	Omnicom Group, Inc.	$21,960

Aerospace/Defense (0.1%)
300	General Dynamics Corp.	17,070
700	Raytheon Co.	31,255
40	Rockwell Collins, Inc.	1,697

		50,022

Apparel / Footwear (0.1%)
3,610	Foot Locker, Inc.	40,107
390	J. Crew Group, Inc.(a)	10,086
360	Urban Outfitters, Inc.(a)	7,351

		57,544

Apparel Manufacturers (0.6%)
440	Cintas Corp.	10,247
1,300	Coach, Inc.	34,151
3,585	NIKE, Inc., Class B	204,524
800	Polo Ralph Lauren Corp.	43,056
695	VF Corp.	39,490

		331,468

Auto Parts & Equipment (0.1%)
1,010	Autoliv, Inc.	28,058

Automotive Parts (0.2%)
1,405	Advance Auto Parts, Inc.	59,839
150	Harley-Davidson, Inc.	2,545
1,000	Magna International, Inc., Class A	32,430
510	Wabco Holdings, Inc.	8,660

		103,474

Banking (1.8%)
2,280	Associated Banc-Corp.	32,991
24,855	Bank of America Corp.	280,116
1,600	Bank of Hawaii Corp.	59,888
410	BB&T Corp.	9,192
170	Capital One Financial Corp.	4,155
270	First Citizens BancShares, Inc., Class A	35,772
2,030	Hudson City Bancorp, Inc.	26,045
6,490	J.P. Morgan Chase & Co.	239,481
1,330	The Charles Schwab Corp.	23,408
7,870	U.S. Bancorp	151,104
1,750	Washington Federal, Inc.	22,960
7,240	Western Alliance Bancorp(a)	50,101

		935,213

Banks (0.2%)
780	M&T Bank Corp.	39,000
1,630	State Street Corp.	75,713

		114,713

Beverages (1.3%)
780	Diageo PLC ADR	42,557
4,345	Molson Coors Brewing Co., Class B	191,397
5,415	PepsiCo, Inc.	281,850
1,255	The Boston Beer Co., Inc.(a)	35,793
2,240	The Coca-Cola Co.	110,118

		661,715

Biotechnology (0.2%)
2,720	Life Technologies Corp.(a)	105,482

Broadcasting/Cable (0.1%)
3,270	CBS Corp., Class B	24,133
2,250	Comcast Corp., Class A	30,982

		55,115

Building Materials (0.3%)
1,230	Centex Corp.	10,369
2,750	Nucor Corp.	120,752
1,900	The Valspar Corp.	43,415

		174,536

Business Equipment & Services (1.0%)
6,795	Accenture Ltd., Class A	203,375
810	FTI Consulting, Inc.(a)	40,500
1,680	HNI Corp.	29,148
6,310	Juniper Networks, Inc.(a)	156,047
1,100	Paychex, Inc.	30,107
1,110	Pitney Bowes, Inc.	25,397
270	The Corporate Executive Board Co.	4,695

		489,269

Chemicals (0.9%)
1,330	E.I. du Pont de Nemours & Co.	37,865
4,405	Ecolab, Inc.	164,527
240	Huntsman Corp.	1,517
2,520	Praxair, Inc.	184,464
1,680	The Mosaic Co.	91,896

		480,269

Coal (0.0%)
340	Alpha Natural Resources, Inc.(a)	9,367

Commercial Services (0.4%)
1,665	H&R Block, Inc.	24,309
4,375	Jacobs Engineering Group, Inc.(a)	187,863

		212,172

Computer Software & Services (1.1%)
2,480	Autodesk, Inc.(a)	53,221
580	eBay, Inc.(a)	10,219
6,490	Microsoft Corp.	135,576
22,320	Yahoo!, Inc.(a)	353,549

		552,565

Computers & Peripherals (3.3%)
4,205	Apple Computer, Inc.(a)	571,081
19,475	Cisco Systems, Inc.(a)	360,287
1,510	Dell, Inc.(a)	17,486
7,540	Hewlett-Packard Co.	258,999
1,490	International Business Machines Corp.	158,357
15,240	NetApp, Inc.(a)	297,180
920	Western Digital Corp.(a)	22,862

		1,686,252

Construction (0.6%)
3,260	Fluor Corp.	153,155
2,595	Granite Construction, Inc.	94,847

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Construction, continued:
850	URS Corp.(a)	$40,868

		288,870

Consumer Products (1.3%)
7,200	Avon Products, Inc.	191,232
3,570	JAKKS Pacific, Inc.(a)	45,518
17,195	Mattel, Inc.	268,414
2,500	The Procter & Gamble Co.	129,850
490	The Sherwin-Williams Co.	25,872
140	Whirlpool Corp.	5,899

		666,785

Consumer Services (0.0%)
70	priceline.com, Inc.(a)	7,708

Cosmetics/Personal Care (0.0%)
950	Bare Escentuals, Inc.(a)	8,313

Distribution/Wholesale (0.0%)
140	Tech Data Corp.(a)	4,483

Diversified Financial Services (1.3%)
380	CME Group, Inc.	122,223
3,905	The Goldman Sachs Group, Inc.	564,546

		686,769

Diversified Manufacturing Operations (0.7%)
600	Carlisle Cos., Inc.	13,722
250	Corning, Inc.	3,675
2,830	Danaher Corp.	170,790
7,070	General Electric Co.	95,303
1,040	Lennox International, Inc.	32,230
2,380	Packaging Corp. of America	38,365
290	Pentair, Inc.	7,259

		361,344

Drugs Wholesale (0.0%)
450	AmerisourceBergen Corp.	16,695

Electric Integrated (0.4%)
2,620	Consolidated Edison, Inc.	92,905
630	Dominion Resources, Inc.	20,028
1,350	DPL, Inc.	29,376
760	FirstEnergy Corp.	28,721
190	Mirant Corp.(a)	2,966
1,140	Northwestern Corp.	24,430
990	Pinnacle West Capital Corp.	27,374
30	Southern Co.	852

		226,652

Electrical Components & Equipment (0.2%)
3,030	GrafTech International Ltd.(a)	30,815
3,590	Molex, Inc.	54,855

		85,670

Electronic Components/Instruments (1.3%)
520	Agilent Technologies, Inc.(a)	9,480
1,500	Amphenol Corp., Class A	50,085
4,575	Emerson Electric Co.	146,811
920	FLIR Systems, Inc.(a)	20,663
610	Garmin Ltd.	12,737
1,900	L-3 Communications Holdings, Inc.	139,669
5,940	Thermo Fisher Scientific, Inc.(a)	231,125
3,670	Tyco Electronics Ltd. ADR	63,748

		674,318

Energy-Alternative Sources (0.0%)
90	Energizer Holdings, Inc.(a)	4,703

Engineering & Construction (0.1%)
2,235	McDermott International, Inc.(a)	49,103

Entertainment (0.2%)
480	Carnival Corp.	12,211
2,065	Cedar Fair LP	24,140
190	DreamWorks Animation SKG, Inc.(a)	5,293
1,650	International Game Technology	28,644
230	International Speedway Corp., Class A	5,702
970	The Walt Disney Co.	23,494

		99,484

Financial Services (2.3%)
7,235	Discover Financial Services	69,166
11,030	Eaton Vance Corp.	298,913
460	Federated Investors, Inc., Class B	11,514
900	Fidelity National Information Services, Inc.	17,334
3,065	First Cash Financial Services, Inc.(a)	46,312
300	Franklin Resources, Inc.	20,055
120	IntercontinentalExchange, Inc.(a)	12,935
320	Investment Technology Group, Inc.(a)	6,656
4,300	Jackson Hewitt Tax Service, Inc.	17,071
1,635	Morgan Stanley	49,573
90	Morningstar, Inc.(a)	3,728
6,615	Raymond James Financial, Inc.	105,178
1,695	SEI Investments Co.	26,154
7,995	T. Rowe Price Group, Inc.	324,357
440	The NASDAQ OMX Group, Inc.(a)	9,289
2,070	Visa, Inc.	140,159

		1,158,394

Food - Miscellaneous/Diversified (0.6%)
4,365	H.J. Heinz Co.	159,671
3,870	The J.M. Smucker Co.	155,807

		315,478

Food - Wholesale/Distribution (0.1%)
2,630	Spartan Stores, Inc.	32,638

Food Products & Services (1.5%)
8,860	Archer-Daniels-Midland Co.	243,828
560	Campbell Soup Co.	15,523
1,320	Kraft Foods, Inc., Class A	34,465
17,690	Sysco Corp.	423,853
100	The Kroger Co.	2,280

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Food Products & Services, continued:
1,850	Unilever NV NY Shares	$44,289

		764,238

Hazardous Waste Disposal (0.0%)
130	Stericycle, Inc.(a)	6,497

Health Care (0.1%)
320	Community Health Systems, Inc.(a)	8,445
460	Express Scripts, Inc.(a)	29,463
150	IDEXX Laboratories, Inc.(a)	6,277
1,020	Lincare Holdings, Inc.(a)	22,216
140	Wellpoint, Inc.(a)	6,520

		72,921

Healthcare-Products (0.1%)
960	Herbalife Ltd.	28,042

Healthcare-Services (0.1%)
190	MEDNAX, Inc.(a)	7,695
2,485	NutriSystem, Inc.	34,045

		41,740

Holding Companies (0.0%)
1,020	Impala Platinum Holdings Ltd. ADR	24,888

Home Builders (0.1%)
60	NVR, Inc.(a)	29,694
550	Pulte Homes, Inc.	4,840

		34,534

Hotels (0.0%)
640	Orient-Express Hotels Ltd.	4,557
130	Starwood Hotels & Resorts Worldwide, Inc.	3,181

		7,738

Industrial Automatic/Robot (0.0%)
640	Rockwell Automation, Inc.	19,642

Insurance (0.6%)
200	AFLAC, Inc.	7,100
850	Assurant, Inc.	20,085
250	Brown & Brown, Inc.	4,818
160	Cincinnati Financial Corp.	3,618
190	Endurance Specialty Holdings Ltd.	5,220
750	Lincoln National Corp.	14,212
4,020	MetLife, Inc.	126,630
1,160	StanCorp Financial Group, Inc.	35,983
520	The Travelers Cos., Inc.	21,143
180	Torchmark Corp.	7,228
1,730	Willis Group Holdings Ltd.	46,070

		292,107

Internet (0.5%)
160	Google, Inc., Class A(a)	66,757
3,190	Sohu.com, Inc.(a)	201,416

		268,173

Leisure Time (0.0%)
140	Royal Caribbean Cruises Ltd.	2,109

Machinery & Equipment (0.7%)
4,740	AGCO Corp.(a)	136,465
3,415	H&E Equipment Services, Inc.(a)	22,539
795	Roper Industries, Inc.	34,169
3,225	United Technologies Corp.	169,667
180	W.W. Grainger, Inc.	14,189
330	Zebra Technologies Corp., Class A(a)	7,204

		384,233

Machinery-Construction & Mining (0.0%)
770	Bucyrus International, Inc., Class A	22,084

Machinery-Diversified (0.3%)
2,510	Pall Corp.	64,457
2,000	Teleflex, Inc.	89,700

		154,157

Media (0.2%)
600	Meredith Corp.	16,176
6,150	News Corp., Class A	60,147
2,210	Viacom, Inc., Class B(a)	48,996

		125,319

Medical (0.1%)
1,210	Covidien Ltd. ADR	43,221

Medical - Biotechnology (0.2%)
1,020	Biogen Idec, Inc.(a)	52,826
2,145	Pharmaceutical Product Development, Inc.	42,964

		95,790

Medical Equipment & Supplies (1.3%)
3,120	Becton, Dickinson & Co.	211,162
130	Edwards Lifesciences Corp.(a)	8,299
860	Haemonetics Corp.(a)	45,778
70	Henry Schein, Inc.(a)	3,188
2,765	Hologic, Inc.(a)	35,033
1,690	Johnson & Johnson	93,220
300	Kinetic Concepts, Inc.(a)	7,779
2,540	Medtronic, Inc.	87,249
1,220	ResMed, Inc.(a)	45,225
3,955	Stryker Corp.	152,030

		688,963

Medical Products (0.1%)
2,350	Volcano Corp.(a)	29,046

Metals (0.2%)
1,390	Allegheny Technologies, Inc.	49,220
1,990	Cliffs Natural Resources, Inc.	54,227
330	Schnitzer Steel Industries, Inc.	17,999

		121,446

Metals - Processing & Fabrication (0.4%)
1,210	AK Steel Holding Corp.	17,303
475	Freeport-McMoran Copper & Gold, Inc.	25,854
1,470	General Cable Corp.(a)	56,213
910	Shaw Group, Inc.(a)	24,752
1,200	Steel Dynamics, Inc.	17,928
2,820	Titanium Metals Corp.	26,113
600	United States Steel Corp.	20,448

		188,611

Oil & Gas (0.0%)
110	ENSCO International, Inc.	4,278

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services (4.6%)
1,410	Anardarko Petroleum Corp.	$67,370
2,875	Apache Corp.	242,248
4,295	Baker Hughes, Inc.	167,762
4,035	Chesapeake Energy Corp.	91,434
2,360	Devon Energy Corp.	149,247
40	Diamond Offshore Drilling, Inc.	3,371
210	EOG Resources, Inc.	15,370
1,330	Forest Oil Corp.(a)	25,283
5,450	Halliburton Co.	124,969
1,730	Helmerich & Payne, Inc.	60,498
1,595	Lufkin Industries, Inc.	72,381
2,250	Murphy Oil Corp.	132,773
4,035	National-Oilwell Varco, Inc.(a)	155,832
3,660	Noble Corp.	125,794
12,620	Patterson-UTI Energy, Inc.	180,971
440	Plains Exploration & Production Co.(a)	12,443
930	Pride International, Inc.(a)	22,525
670	Questar Corp.	22,706
970	Sasol ADR	36,656
2,010	Schlumberger Ltd.	115,033
1,760	Southwestern Energy Co.(a)	76,507
300	Tesoro Corp.	5,082
780	Ultra Petroleum Corp.(a)	35,318
7,230	Valero Energy Corp.	161,735
6,470	Weatherford International Ltd.(a)	133,929
3,155	XTO Energy, Inc.	134,939

		2,372,176

Oil - Integrated Companies (1.6%)
1,830	Chevron Corp.	122,006
2,830	ConocoPhillips	129,727
5,225	Exxon Mobil Corp.	362,354
2,100	Marathon Oil Corp.	66,948
890	Occidental Petroleum Corp.	59,728
2,190	Sunoco, Inc.	66,641

		807,404

Paper Products (0.2%)
2,065	Kimberly-Clark Corp.	107,153

Personal Services (0.0%)
410	VCA Antech, Inc.(a)	9,951

Pharmaceuticals (2.5%)
2,175	Abbott Laboratories	98,005
730	Amgen, Inc.(a)	36,457
17,925	Bristol-Myers Squibb Co.	357,066
3,440	Cardinal Health, Inc.	122,979
20	Cephalon, Inc.(a)	1,166
1,705	Charles River Laboratories International, Inc.(a)	53,588
250	Eli Lilly & Co.	8,643
2,700	Endo Pharmaceuticals Holdings, Inc.(a)	43,012
2,680	Genzyme Corp.(a)	158,495
430	Gilead Sciences, Inc.(a)	18,533
1,030	King Pharmaceuticals, Inc.(a)	9,744
2,140	Merck & Co., Inc.	59,022
770	Mylan, Inc.(a)	10,171
1,840	NBTY, Inc.(a)	45,429
5,700	Pfizer, Inc.	86,583
1,560	Roche Holding AG ADR	53,414
2,120	Sepracor, Inc.(a)	33,178
2,070	Teva Pharmaceutical Industries Ltd.	95,966
190	Wyeth	8,524

		1,299,975

Pipelines (0.7%)
1,570	El Paso Corp.	15,307
625	Kinder Morgan Energy Partners LP	31,962
2,155	Magellan Midstream Holdings LP	45,320
1,120	ONEOK Partners LP	54,197
480	Spectra Energy Corp.	7,704
12,860	The Williams Cos., Inc.	215,791

		370,281

Printing & Publishing (0.0%)
390	The McGraw-Hill Cos., Inc.	11,735

Property Management (0.0%)
520	Corrections Corp. of America(a)	7,982

Real Estate Investment Trusts (0.3%)
310	Alexandria Real Estate Equities, Inc.	11,129
1,610	Duke Realty Corp.	15,311
1,050	HCP, Inc.	24,392
1,090	Host Hotels & Resorts, Inc.	10,224
670	Kilroy Realty Corp.	14,265
470	Liberty Property Trust	10,942
2,270	Sovran Self Storage, Inc.	54,843
340	Weingarten Realty Investors	5,399

		146,505

Reinsurance (0.0%)
240	Reinsurance Group of America, Inc.	8,827

REITS (0.3%)
1,245	American Campus Communities, Inc.	28,623
220	BRE Properties, Inc.	5,496
810	Camden Property Trust	24,316
470	Mack-Cali Realty Corp.	11,614
30	Nationwide Health Properties, Inc.	797
470	Public Storage	31,306
3,260	Redwood Trust, Inc.	51,899
110	SL Green Realty Corp.	2,519

		156,570

Restaurants (0.7%)
1,530	Darden Restaurants, Inc.	55,340
3,635	McDonald’s Corp.	214,429
800	Panera Bread Co., Class A(a)	42,592
1,245	Yum! Brands, Inc.	43,114

		355,475

Retail (4.2%)
4,635	99 Cent Only Stores(a)	43,430

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Retail, continued:
2,720	America’s Car-Mart, Inc.(a)	$44,472
1,245	American Eagle Outfitters, Inc.	18,438
170	AutoZone, Inc.(a)	25,866
8,700	Best Buy Co., Inc.	305,370
1,000	Big Lots, Inc.(a)	23,010
1,610	BJ’s Wholesale Club, Inc.(a)	56,737
1,705	Cash America International, Inc.	39,249
220	Costco Wholesale Corp.	10,674
7,555	CVS Corp.	225,139
260	Dick’s Sporting Goods, Inc.(a)	4,628
5,325	Dollar Tree, Inc.(a)	238,400
12,150	Family Dollar Stores, Inc.	367,780
3,750	Fred’s Inc., Class A	48,113
2,690	GameStop Corp., Class A(a)	67,116
6,000	Kohl’s Corp.(a)	254,820
670	Lowe’s Cos., Inc.	12,737
2,215	PetSmart, Inc.	45,097
280	RadioShack Corp.	3,763
910	The Gap, Inc.	16,244
7,250	The TJX Cos., Inc.	213,947
1,970	Wal-Mart Stores, Inc.	97,988
210	Walgreen Co.	6,256

		2,169,274

Savings & Loans (0.1%)
6,385	New York Community Bancorp, Inc.	70,618

Semiconductors (2.3%)
1,190	Analog Devices, Inc.	29,048
2,110	Applied Materials, Inc.	23,759
3,410	Broadcom Corp., Class A(a)	86,887
2,455	FormFactor, Inc.(a)	44,558
510	Integrated Device Technology, Inc.(a)	2,871
21,150	Intel Corp.	332,478
1,280	Intersil Corp.	15,680
40	Linear Technology Corp.	936
3,185	Maxim Integrated Products, Inc.	51,692
430	MEMC Electronic Materials, Inc.(a)	8,295
11,760	Microchip Technology, Inc.	253,663
20,995	ON Semiconductor Corp.(a)	143,816
360	SanDisk Corp.(a)	5,637
180	Silicon Laboratories, Inc.(a)	6,052
6,450	Texas Instruments, Inc.	125,130
1,680	Xilinx, Inc.	34,843

		1,165,345

Software (0.2%)
940	CA, Inc.	16,403
1,855	Open Text Corp.(a)	65,352

		81,755

Technology (0.5%)
1,720	SAIC, Inc.(a)	30,048
4,820	Waters Corp.(a)	208,802

		238,850

Telecommunications (1.3%)
2,925	ADTRAN, Inc.	60,781
580	Amdocs Ltd.(a)	12,551
2,110	AT&T, Inc.	52,307
2,080	CenturyTel, Inc.	64,168
80	Embarq Corp.	3,362
20	Harris Stratex Networks, Inc., Class A	95
260	Liberty Global, Inc., Class A(a)	3,593
2,095	NII Holdings, Inc.(a)	42,864
8,840	Nokia Oyj ADR	135,252
40	United State Cellular Corp.(a)	1,661
10,230	Verizon Communications, Inc.	299,330

		675,964

Telecommunications - Services & Equipment (0.8%)
590	American Tower Corp., Class A(a)	18,803
80	Harris Corp.	2,487
7,585	QUALCOMM, Inc.	330,630
1,520	Telus Corp.	43,275
280	Windstream Corp.	2,355

		397,550

Tobacco & Tobacco Products (0.8%)
480	Altria Group, Inc.	8,203
350	Lorillard, Inc.	23,916
7,540	Philip Morris International, Inc.	321,506
1,090	Reynolds American, Inc.	43,567

		397,192

Transportation (0.1%)
620	Alexander & Baldwin, Inc.	15,345
80	Ryder System, Inc.	2,254
410	Tidewater, Inc.	19,545

		37,144

Transportation & Shipping (0.9%)
1,005	Arkansas Best Corp.	28,250
3,155	FedEx Corp.	174,882
1,260	Frontline Ltd.	29,459
470	J.B. Hunt Transport Services, Inc.	14,443
1,780	Kirby Corp.(a)	59,844
190	Landstar System, Inc.	7,220
3,765	Norfolk Southern Corp.	140,058
540	Overseas Shipholding Group, Inc.	18,263

		472,419

Utilities (0.1%)
1,300	NRG Energy, Inc.(a)	29,250

Utilities - Electric (0.2%)
160	Allegheny Energy, Inc.	4,000
2,440	Ameren Corp.	56,754
290	American Electric Power Co., Inc.	7,639
960	Edison International	28,071
630	Exelon Corp.	30,246

		126,710

Utilities - Natural Gas (0.1%)
540	NiSource, Inc.	5,773

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Utilities - Natural Gas, continued:
1,210	ONEOK, Inc.	$35,453

		41,226

Vitamins & Nutrition Products (0.3%)
4,110	Mead Johnson Nutrition Co.(a)	128,067

Waste Disposal (0.4%)
9,120	Republic Services, Inc.	207,845
450	Waste Management, Inc.	12,415

		220,260

Total Common Stocks		26,082,036

Preferred Stock (0.3%)
Insurance (0.3%)
8,885	MetLife, Inc.	180,544

Total Preferred Stocks		180,544

Asset Backed Securities (0.3%)
$14,456	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(b)	14,224
41,905	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(b)	41,274
30,766	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (b)	28,796
39,005	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(b)	38,492
15,567	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	15,297

Total Asset Backed Securities		138,083

Mortgage Backed Securities (17.0%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35	85,314
442,428	Banc of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	367,309
100,000	Banc of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	78,499
100,000	Banc of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	32,754
230,895	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	211,171
30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	27,418
50,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	38,856
68,849	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 5.08%, 9/25/34(c)	22,566
659,800	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 5.52%, 4/25/37(c)	345,622
338,383	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	298,993
345,000	Chaseflex Trust, Series 2006-2, Class A4, 6.34%, 9/25/36	133,134
349,297	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	212,342
191,906	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 5.12%, 5/25/35(c)	140,060
27,424	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	24,554
56,673	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	46,702
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	41,719
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	88,167
74,000	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	47,156
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	30,464
384,159	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	195,789
39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	14,260
40,173	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	32,754
29,288	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	29,621
35,510	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	35,474
193,895	Countrywide Home Loans, Series 2005-22, Class 2A1, 5.25%, 11/25/35	133,559
25,408	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	25,106
110,000	Countrywide Home Loans, Series 2003-44, Class A5, 5.50%, 10/25/33	102,728

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$150,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	$101,216
282,097	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	232,246
228,387	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	150,707
42,127	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	40,600
54,052	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	51,492
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	21,880
91,493	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	45,318
250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	105,584
95,553	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	98,462
269,976	Fannie Mae, 4.50%, 4/1/35, Pool #814522	272,594
11,207	Fannie Mae, 5.00%, 3/1/18, Pool #681351	11,685
24,290	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	24,889
39,691	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	40,158
283,060	Fannie Mae, 5.50%, 10/1/35, Pool # 838584	293,468
31,024	Fannie Mae, 6.00%, 5/1/35, Pool #357778	32,572
40,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	43,110
164,814	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	159,785
157,519	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A3, 5.84%, 8/25/37 (c)	46,135
181,340	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	184,216
29,553	Freddie Mac, 4.08%, 6/1/28, Pool #605508(c)	29,609
151,843	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	159,664
61,508	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	63,020
20,531	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	21,416
15,575	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	16,246
76,895	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	79,974
62,351	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	63,786
43,873	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	45,063
20,948	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	21,710
25,846	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	27,129
4,711	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	4,974
57,426	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	60,974
230,641	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	248,803
7,195	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	7,537
95,801	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool #575624	102,433
69,329	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool #575653	74,128
76,781	Government National Mortgage Assoc., 6.31%, 11/20/32, Pool #575678	82,096
69,497	Government National Mortgage Assoc., 6.31%, 12/20/32, Pool #575723	74,308
118,034	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	125,350
18,310	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	19,941
45,692	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	49,877
59,773	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	59,181
36,542	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	31,446
439,925	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	287,701
33,658	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	25,811
271,996	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	230,346
184,910	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	160,005

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$29,146	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	$29,752
126,012	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	121,425
404,252	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	285,181
167,255	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	114,940
235,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	122,953
105,954	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	86,970
50,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	21,671
104,510	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.14%, 9/25/33	47,442
54,988	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	53,455
200,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35(d)	120,000
115,244	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 1/25/46	68,953
300,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	216,768
18,522	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	16,861
283,845	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	239,115
100,512	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	98,910
179,944	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	143,393

Total Mortgage Backed Securities		8,758,525

Corporate Bonds (5.8%)
Aerospace/Defense (1.1%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	544,630

Banking (1.0%)
500,000	Bank of America Corp., 7.38%, 5/15/14	526,208

Diversified Manufacturing Operations (0.7%)
375,000	General Electric Co., 5.25%, 12/6/17	371,434

Financial Services (0.9%)
150,000	American General Finance, 6.90%, 12/15/17	74,208
110,000	Household Finance Corp., 6.70%, 9/15/09	110,895
287,324	Preferred Term Securities XXIII, 6.15%, 12/22/36(b)	206,730
195,623	Preferred Term Securities XXVI, 1.77%, 3/22/38, Callable 12/22/10 @ 100(c)*	33,256
250,000	Reg Diversified Funding, 2.41%, 1/25/36 (b) (c)	11,042
267,180	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 2.47%, 8/5/36(b)(c)	8,015

		444,146

Retail (0.6%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	283,087

Security Brokers & Dealers (0.8%)
340,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	313,296
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	114,436
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	35

		427,767

Telecommunications (0.7%)
250,000	AT&T, Inc., 6.25%, 3/15/11	266,317
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	103,631

		369,948

Total Corporate Bonds		2,967,220

Taxable Municipal Bonds (0.7%)
Georgia (0.7%)
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Continuously Callable @ 100, Insured by: AMBAC*	350,469

Total Taxable Municipal Bonds		350,469

U.S. Government Agency Securities (3.0%)
500,000	Fannie Mae, 5.00%, 2/13/17	542,251

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Concluded

May 31, 2009

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
	Freddie Mac
$600,000	2.50%, 1/7/14	$596,539
250,000	4.50%, 11/18/09(c)	254,574
125,000	5.00%, 6/15/28	130,964

Total U.S. Government Agency Securities		1,524,328

U.S. Treasury Obligations (7.5%)
	U.S. Treasury Notes
810,000	0.88%, 3/31/11	810,791
810,000	2.75%, 2/15/19	761,214
350,000	3.75%, 11/15/18	357,710
1,000,000	4.50%, 11/15/15	1,103,125
750,000	4.50%, 2/15/16	822,773

Total U.S. Treasury Obligations		3,855,613

Investment Companies (11.0%)
16,700	iShares MSCI BRIC Index Fund	612,556
44,030	iShares MSCI EAFE Index Fund	2,087,022
89,660	iShares MSCI Emerging Markets Index	2,982,092

Total Investment Companies		5,681,670

Investments in Affiliates (3.4%)
1,745,504	Cavanal Hill Cash Management Fund	1,745,504

Total Investments in Affiliates		1,745,504

Total Investments (Cost $54,428,336)(f) — 99.6%		51,283,992
Other assets in excess of liabilities — 0.4%		219,198

Net Assets — 100.0%		$51,503,190

(a)		Non-income producing security.
(b)		Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(c)		Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2009. The date presented reflects the final maturity date.
(d)		Security was fair valued at May 31, 2009, using procedures approved by the Board of Trustees.
(e)		Issuer has defaulted on the payment of interest.
(f)		Represents cost for financial reporting purposes.
*		Represents next call date. Additional subsequent call dates and amounts may apply to this security.
ADR	—	American Depositary Receipt
AMBAC	—	American Municipal Bond Assurance Corp.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks (92.3%)
Apparel Manufacturers (1.5%)
3,490	NIKE, Inc., Class B	$199,104

Banking (4.1%)
25,010	Bank of America Corp.	281,863
4,130	J.P. Morgan Chase & Co.	152,397
5,715	U.S. Bancorp	109,728

		543,988

Beverages (2.7%)
2,820	Molson Coors Brewing Co., Class B	124,221
4,495	PepsiCo, Inc.	233,965

		358,186

Business Equipment & Services (1.2%)
5,115	Accenture Ltd., Class A	153,092

Chemicals (2.3%)
3,330	Ecolab, Inc.	124,375
2,450	Praxair, Inc.	179,340

		303,715

Computer Software & Services (2.6%)
21,310	Yahoo!, Inc.(a)	337,550

Computers & Peripherals (9.6%)
3,150	Apple Computer, Inc.(a)	427,801
14,545	Cisco Systems, Inc.(a)	269,082
6,085	Hewlett-Packard Co.	209,020
1,260	International Business Machines Corp.	133,913
11,240	NetApp, Inc.(a)	219,180

		1,258,996

Consumer Products (2.3%)
5,030	Avon Products, Inc.	133,597
10,480	Mattel, Inc.	163,593

		297,190

Diversified Financial Services (3.7%)
3,315	The Goldman Sachs Group, Inc.	479,250

Diversified Manufacturing Operations (1.3%)
2,735	Danaher Corp.	165,057

Electronic Components/Instruments (3.8%)
4,445	Emerson Electric Co.	142,640
1,785	L-3 Communications Holdings, Inc.	131,215
5,625	Thermo Fisher Scientific, Inc.(a)	218,869

		492,724

Financial Services (4.5%)
7,845	Eaton Vance Corp.	212,599
6,190	T. Rowe Price Group, Inc.	251,128
1,970	Visa, Inc.	133,389

		597,116

Food - Miscellaneous/Diversified (1.0%)
3,670	H.J. Heinz Co.	134,249

Food Products & Services (3.8%)
7,165	Archer-Daniels-Midland Co.	197,181
12,840	Sysco Corp.	307,646

		504,827

Machinery & Equipment (1.3%)
3,130	United Technologies Corp.	164,669

Medical Equipment & Supplies (2.9%)
3,535	Becton, Dickinson & Co.	239,249
3,775	Stryker Corp.	145,111

		384,360

Oil & Gas Exploration, Production and Services (11.5%)
2,755	Apache Corp.	232,136
4,175	Baker Hughes, Inc.	163,075
3,910	Chesapeake Energy Corp.	88,601
2,290	Devon Energy Corp.	144,820
5,285	Halliburton Co.	121,185
3,050	National-Oilwell Varco, Inc.(a)	117,791
3,470	Noble Corp.	119,264
6,040	Patterson-UTI Energy, Inc.	86,614
1,360	Schlumberger Ltd.	77,833
5,225	Valero Energy Corp.	116,883
6,280	Weatherford International Ltd.(a)	129,996
2,470	XTO Energy, Inc.	105,642

		1,503,840

Oil - Integrated Companies (1.5%)
2,825	Exxon Mobil Corp.	195,914

Paper Products (0.8%)
1,995	Kimberly-Clark Corp.	103,521

Pharmaceuticals (3.7%)
12,050	Bristol-Myers Squibb Co.	240,036
2,545	Genzyme Corp.(a)	150,511
2,010	Teva Pharmaceutical Industries Ltd.	93,184

		483,731

Pipelines (1.4%)
10,715	The Williams Cos., Inc.	179,798

Restaurants (1.3%)
2,875	McDonald’s Corp.	169,596

Retail (8.4%)
7,305	Best Buy Co., Inc.	256,406
7,050	CVS Corp.	210,090
7,200	Family Dollar Stores, Inc.	217,944
5,655	Kohl’s Corp.(a)	240,168
5,920	The TJX Cos., Inc.	174,699

		1,099,307

Semiconductors (3.8%)
15,210	Intel Corp.	239,101
6,755	Microchip Technology, Inc.	145,705
6,140	Texas Instruments, Inc.	119,116

		503,922

Technology (1.1%)
3,320	Waters Corp.(a)	143,822

Telecommunications (2.1%)
6,690	Nokia Oyj ADR	102,357

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded

May 31, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Telecommunications, continued:
6,080	Verizon Communications, Inc.	$177,901

		280,258

Telecommunications - Services & Equipment (2.1%)
6,360	QUALCOMM, Inc.	277,232

Tobacco & Tobacco Products (2.1%)
6,365	Philip Morris International, Inc.	271,404

Transportation & Shipping (1.9%)
2,995	FedEx Corp.	166,013
2,245	Norfolk Southern Corp.	83,514

		249,527

Vitamins & Nutrition Products (0.9%)
3,985	Mead Johnson Nutrition Co.(a)	124,173

Waste Disposal (1.2%)
6,960	Republic Services, Inc.	158,618

Total Common Stocks		12,118,736

Preferred Stocks (1.1%)
Insurance (1.1%)
7,410	MetLife, Inc.	150,571

Total Preferred Stocks		150,571

Investments in Affiliates (7.6%)
998,290	Cavanal Hill Cash Management Fund	998,290

Total Investments in Affiliates		998,290

Total Investments (Cost $13,441,961)(b) — 101.0%		13,267,597
Liabilities in excess of other assets — (1.0)%		(134,030)

Net Assets — 100.0%		$13,133,567

(a)		Non-income producing security.
(b)		Represents cost for financial reporting purposes.
ADR	—	American Depositary Receipt

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

May 31, 2009 (Unaudited)

1.	Organization:

The Cavanal Hill Funds, formerly known as the American Performance Funds, (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of May 31, 2009, the Trust offered shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund, (with each Money Market Fund individually referred to as a “Fund” and collectively “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Large Cap Equity Fund are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. The Money Market Funds are authorized to issue an unlimited number of shares in five classes of shares for each Money Market Fund: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of May 31, 2009, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the Money Market Funds were not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Effective July 1, 2008, the Funds adopted Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard established a single authoritative definition of fair value, set out a framework for measuring fair value and required additional disclosures about fair value measurements. One key component to the implementation of SFAS No. 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the following Funds’ net assets as of May 31, 2009:

Cavanal Hill Funds	Level 1 - Quoted Prices Investments	Level 2 - Other Significant Observable Inputs Investments	Level 3 - Significant Unobservable Inputs Investments	Total Investments
U.S. Treasury Fund	$—	$1,156,993,315	$—	$1,156,993,315
Cash Management Fund	—	1,294,585,223	—	1,294,585,223
Tax-Free Money Market Fund	—	652,570,453	—	652,570,453
Intermediate Tax-Free Bond Fund	2,520,588	30,393,879	—	32,914,467
Short-Term Income Fund	3,203,506	42,810,141	—	46,013,647
Intermediate Bond Fund	682,891	20,919,673	—	21,602,564
Bond Fund	37,111	26,352,438	—	26,389,549
Balanced Fund	33,664,863	17,619,129	—	51,283,992
U.S. Large Cap Equity Fund	13,267,597	—	—	13,267,597

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund (“the Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing service. Short-term fixed income securities (maturing in less than sixty-one days) are valued at amortized cost, which approximates current value.

Open-ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price.

Repurchase agreements will be valued at original cost.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and marketable securities equal in value to commitments for when-issued securities. As of May 31, 2009, the Funds held no when-issued securities.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At May 31, 2009, the Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, and Balanced Fund held illiquid restricted securities representing 3.72%, 6.75%, 3.99%, and 0.69% of net assets, respectively. The illiquid restricted securities held as of May 31, 2009, are identified below:

Security	Cusip	Acquisition Date	Acquisition Cost($)	Principal Amount($)	Fair Value($)
Short-Term Income Fund:
ACLC Business Loan Receivables Trust, Series 98-2	00086YAJ1	7/15/2003	119,533.91	130,104.94	128,019.20
ACLC Business Loan Receivables Trust, Series 00-1	00086YBE1	7/28/2003	240,196.26	251,432.12	247,642.38
Alesco 8A C2 FRN 12/23/2035	01449CAL4	7/24/2007	982,800.00	1,000,000.00	125,000.00
Atherton Franchisee Loan Funding, Series 99-A	047445AT8	9/19/2003	228,897.78	246,126.64	230,369.61
Captec Franchise Trust, Series 00-1	140725AA0	7/16/2003	137,500.45	138,018.03	136,200.86
PreTSL IX FRN 4/3/33	74040XAD6	3/17/2003	500,000.00	500,000.00	65,000.00
Pretsl XXIII PPN 12/22/36	74138XAA5	9/22/2006	952,393.48	957,747.27	689,099.16
Taberna 2006-5A A3 FRN 8/5/36	87331BAE2	2/16/2007	2,552,531.94	2,564,931.94	76,947.96

Intermediate Bond Fund:
ACLC Business Loan Receivables Trust, Series 98-2	00086YAJ1	6/8/2004	26,321.68	28,912.21	28,448.71
ACLC Business Loan Receivables Trust, Series 00-1	00086YBE1	7/28/2003	135,679.96	142,478.20	140,330.68
Alesco 15A C1	01450BAD0	11/27/2007	528,125.00	650,000.00	45,500.00
Alesco 15A C2	01450BAE8	8/4/2008	165,000.00	750,000.00	52,500.00
Atherton Franchisee Loan Funding, Series 99-A	047445AT8	9/19/2003	160,228.45	172,288.65	161,258.73
Captec Franchise Trust, Series 00-1	140725AA0	7/16/2003	59,782.79	60,007.83	59,217.75
I-PreTSL I FRN 12/11/32	449848AC4	4/9/2003	502,835.00	500,000.00	100,000.00
PreTSL IX FRN 4/3/33	74040XAD6	3/18/2003	500,000.00	500,000.00	65,000.00
PreTSL XI FRN 9/24/33	74041WAC9	9/12/2003	500,000.00	500,000.00	50,000.00
Pretsl XXIII PPN 12/22/36	74138XAA5	9/22/2006	952,393.48	957,747.27	689,099.16
Taberna 2006-5A A3 FRN 8/5/36	87331BAE2	2/16/2007	2,130,543.28	2,137,443.28	64,123.30

Bond Fund:
ACLC Business Loan Receivables Trust, Series 98-2	00086YAJ1	7/15/2003	13,281.53	14,456.10	14,224.35
ACLC Business Loan Receivables Trust, Series 00-1	00086YBE1	7/28/2003	128,104.67	134,097.13	132,075.94
Alesco 15A C1	01450BAD0	11/27/2007	406,250.00	500,000.00	35,000.00
Alesco 15A C2	01450BAE9	8/4/2008	165,000.00	750,000.00	52,500.00
Atherton Franchisee Loan Funding, Series 99-A	047445AT8	9/19/2003	114,448.91	123,063.33	115,184.82
Captec Franchise Trust, Series 00-1	140725AA0	7/16/2003	38,858.82	39,005.10	38,491.55
I-PreTSL I FRN 12/11/32	449848AC4	4/9/2003	502,835.00	500,000.00	100,000.00
PreTSL IX FRN 4/3/33	74040XAC8	3/18/2003	1,000,000.00	1,000,000.00	130,000.00
PreTSL XI FRN 9/24/33	74041WAC9	9/12/2003	500,000.00	500,000.00	50,000.00
Pretsl XXIII PPN 12/22/36	74138XAA5	9/22/2006	476,196.72	478,873.63	344,549.58
Taberna 2006-5A A3 FRN 8/5/36	87331BAE2	2/16/2007	1,065,271.64	1,068,721.64	32,061.65

Balanced Fund:
ACLC Business Loan Receivables Trust, Series 98-2	00086YAJ1	7/15/2003	13,281.53	14,456.10	14,224.35
ACLC Business Loan Receivables Trust, Series 00-1	00086YBE1	12/9/2003	41,381.54	41,905.35	41,273.73
Atherton Franchisee Loan Funding, Series 99-A	047445AT8	9/9/2003	28,612.23	30,765.83	28,796.20
Captec Franchise Trust, Series 00-1	140725AA0	7/16/2003	38,858.82	39,005.10	38,491.55
Pretsl XXIII PPN 12/22/36	74138XAA5	9/22/2006	285,718.03	287,324.17	206,729.74
Reg Diversified Funding FRN 1/25/36	75903AAD9	1/9/2007	252,187.50	250,000.00	11,042.50
Taberna 2006-5A A3 FRN 8/5/36	87331BAE2	2/21/2007	265,480.41	267,180.41	8,015.41

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Recent Accounting Pronouncements:

Recently Issued Accounting Pronouncements - In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. FAS 133-1 and FIN 45-4 is effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk. The Funds were not impacted by the adoption of these standards.

On April 9, 2009, the FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Funds’ financial statements.

3.	Concentration of Credit Risk:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of May 31, 2009, (as a percentage of value):

	Tax-Free Money Market Fund	Intermediate Tax-Free Bond Fund
Development	15.36%	2.26%
Education	5.30%	10.12%
Facilities	19.37%	2.87%
General Obligation	15.79%	59.13%
Higher Education	6.17%	1.15%
Housing	3.97%	—
Investment Companies	7.40%	7.66%
Medical	9.20%	4.27%
Pollution	7.18%	3.61%
Taxation	—	4.24%
Transportation	10.26%	0.21%
Utilities	—	2.43%
Water	—	2.05%

	100.00%	100.00%

The Short–Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage related fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed income securities generally declines.

As of May 31, 2009, the percentage of net assets invested in mortgage-backed securities are:

Short Term Income Fund	83.7%
Intermediate Bond Fund	59.4%
Bond Fund	59.3%
Balanced Fund	17.0%

4.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

As required, effective December 28, 2007, the Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each of the Funds’ tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities. The Funds are subject to federal and various state jurisdictions for income tax purposes. While that statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four fiscal years, no examinations are in progress or anticipated at this time. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations. The adoption of Fin 48 also requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Funds’ net asset value and financial statements. The adoption of FIN 48 had no impact to the financial statements.

At May 31, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation / (Depreciation)
Intermediate Tax-Free Bond Fund	$31,840,324	$1,095,778	$(21,635)	$1,074,143
Short-Term Income Fund	62,456,043	177,665	(16,620,061)	(16,442,396)
Intermediate Bond Fund	31,565,022	176,639	(10,139,097)	(9,962,458)
Bond Fund	35,017,190	516,305	(9,143,946)	(8,627,641)
Balanced Fund	55,275,887	3,492,718	(7,484,613)	(3,991,895)
U.S. Large Cap Equity Fund	13,557,091	1,007,357	(1,296,851)	(289,494)

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

5.	Legal and Regulatory Matters:

By letter dated May 28, 2009, the SEC notified Cavanal Hill Investment Management, Inc. (formerly AXIA Investment Management, Inc., the “Adviser”) and its parent, Bank of Oklahoma, N.A. (“BOk”), that it has completed its investigation of the Adviser and BOK and does not intend to recommend any enforcement action as a result of marketing arrangements that AXIA had with BISYS Fund Services, Inc.1 during the period between 1999 and 2004.

As previously described in the Funds’ Prospectus and Statements of Additional Information under the heading “Legal and Regulatory Matters,” on September 26, 2006, BISYS Fund Services, Inc. reached a settlement with the SEC related to BISYS Fund Services, Inc.’s past marketing arrangements with advisers to certain of its mutual fund clients. Under the terms of the settlement, BISYS Fund Services, Inc. consented to the entry of an Order by the SEC (the “SEC/BISYS Order”). In the SEC/BISYS Order, the SEC determined that BISYS Fund Services, Inc. had “willfully aided and abetted and caused” (1) the investment advisers to 27 different families of mutual funds to violate provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) that prohibit fraudulent conduct; (2) the investment advisers to the 27 fund families to violate provisions of the 1940 Act that prohibit the making of any untrue statement of a material fact in a registration statement filed by a mutual fund with the SEC; and (3) the 27 fund families to violate provisions of the 1940 Act that require the disclosure and inclusion of all distribution arrangements and expenses in the fund’s 12b-1 fee plan. The Funds were one of the 27 fund families and the Adviser was one of the 27 advisers to which the SEC referred. Neither the Funds nor the Adviser were parties to the SEC/BISYS Order, nor are the Funds or the Adviser bound by the order or its findings.

In October 2006, the Adviser informed the Funds that the SEC Examination staff was initiating a special examination of the Adviser, focusing on the subjects of the SEC/BISYS Order. Also in October 2006, the Board of Trustees of the Trust formed a special review committee of independent trustees to investigate these matters. In August 2007, the Board of Trustees and the Adviser agreed to a full settlement (the “Settlement”) of the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. Pursuant to the Settlement in August 2007, the Adviser paid the Funds $2,232,000 and the Funds regard the matter as fully resolved.

In April 2008, the Adviser and BOk received a notice from the regional office of the SEC in Los Angeles indicating that the staff was considering recommending that the SEC bring a civil injunctive action against the Adviser and BOk for possible violations of the federal securities laws in connection with the subjects of the SEC/BISYS Order. The Adviser, BOk and the Funds cooperated fully with the SEC in connection with these matters, while denying the SEC position in the SEC/BISYS Order as it relates to the Adviser and BOk.

[1]

Effective August 1, 2007, BISYS Fund Services Ohio, Inc., an affiliate of BISYS Fund Services, Inc., was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Citi Fund Services Ohio, Inc. provides various services to the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date	July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date	July 28, 2009

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	July 24, 2009